DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2019
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
DERIVATIVE INSTRUMENTS	DERIVATIVE INSTRUMENTS
The Company's risk management strategy includes the use of derivative financial instruments to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates.
ASC 815, "Derivatives and Hedging" ("ASC 815"), requires the Company to recognize all of its derivative instruments as either assets or liabilities on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, an entity must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.
As a result of adopting new accounting guidance discussed in Note 2, "Recently adopted accounting pronouncements", beginning January 1, 2019, gains and losses on derivatives instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that are attributable to a particular risk), are recorded in accumulated other comprehensive income (loss) and reclassified into in the same accounting period in which the designated forecasted transaction or hedged item affects earnings. Prior to January 1, 2019, cash flow hedge ineffectiveness was separately measured and reported immediately in earnings. Cash flow hedge ineffectiveness was immaterial during 2018 and 2017.

The Company entered into option and forward contracts to hedge a portion of anticipated New Israeli Shekel ("NIS"), Indian Rupee ("INR") and Philippine peso ("PHP") payroll and benefit payments as well as facilities related payments. These derivative instruments are designated as cash flow hedges, as defined by ASC 815 and accordingly are measured in fair value. These transactions are effective and, as a result, gain or loss on the derivative instruments are reported as a component of accumulated other comprehensive income (loss) and reclassified as payroll expenses, facility expenses or finance expenses, respectively, at the time that the hedged income/expense is recorded.

	Notional amount		Fair value (Level 2 within the fair value hierarchy)
	December 31,		December 31,
	2019	2018	2019	2018
Option contracts to hedge payroll
expenses ILS	$16,204	$73,950	$294	$(2,566)
expenses INR	21,904	40,391	800	807
Option contracts to hedge facility expenses ILS	1,273	5,200	19	(137)
expenses INR	2,006	3,874	80	80
Forward contracts to hedge payroll
expenses ILS	67,139	53,500	1,333	(1,926)
expenses INR	10,032	—	50	—
expenses PHP	2,362	4,452	64	187
Forward contracts to hedge lease obligations PHP	4,921	—	—	—
Forward contracts to hedge facility expenses ILS	2,546	—	67	—
Forward contracts to hedge facility expenses PHP	433	628	12	28
	$128,820	$181,995	$2,719	$(3,527)
The Company currently hedges its exposure to the variability in future cash flows for a maximum period of one year. As of December 31, 2019, the Company expects to reclassify all of its unrealized gains and losses from accumulated other comprehensive income to earnings during the next twelve months.
The fair value of the Company's outstanding derivative instruments at December 31, 2019 and 2018 is summarized below:

		Fair value of derivative instruments
		December 31,
	Balance sheet line item	2019	2018
Derivative assets:
Foreign exchange option contracts	Prepaid expenses and other current assets	$1,194	$888
Foreign exchange forward contracts	Prepaid expenses and other current assets	1,525	214
Derivative liabilities:
Foreign exchange option contracts	Accrued expenses and other liabilities	—	(2,703)
Foreign exchange forward contracts	Accrued expenses and other liabilities	$—	$(1,926)

The effect of derivative instruments in cash flow hedging relationship on income and other comprehensive income for the years ended December 31, 2019, 2018 and 2017 is summarized below:

	Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)
	Year Ended December 31,
	2019	2018	2017
Derivatives in foreign exchange cash flow hedging relationships:
Forward contracts	$2,108	$(6,059)	$3,317
Option contracts	3,387	(2,571)	3,504
	$5,495	$(8,630)	$6,821

Derivatives in foreign exchange cash flow hedging relationships:

		Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)
		Year Ended December 31,
	Statements of income line item	2019	2018	2017
Option contracts to hedge payroll and facility expenses	Cost of revenues and operating expenses	$320	$66	$(2,429)
Forward contracts to hedge payroll and facility expenses	Cost of revenues, operating expenses and financial expenses	(749)	4,715	(3,157)
		$(429)	$4,781	$(5,586)